Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value measurement information for financial instruments measured on a recurring basis
The following table provides fair value measurement information for financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and December 31, 2013.

	Fair value measurements at March 31, 2014 using:

	(in thousands)
	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Liabilities:
Fixed price swaps	—	(2,910)	—	(2,910)

	Fair value measurements at December 31, 2013 using:

	(in thousands)
	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Assets:
Fixed price swaps	$—	$431	$—	$431

The following table provides fair value measurement information for financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2014 and December 31, 2013.

	Fair value measurements at June 30, 2014 using:

	(in thousands)
	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Liabilities:
Fixed price swaps	—	(10,379)	—	(10,379)

	Fair value measurements at December 31, 2013 using:

	(in thousands)
	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Assets:
Fixed price swaps	$—	$431	$—	$431

The following table provides fair value measurement information for financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and December 31, 2012.

	Fair value measurements at December 31, 2013 using:
	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Assets:
Fixed price swaps	$—	$431	$—	$431

	Fair value measurements at December 31, 2012 using:
	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Liabilities:
Fixed price swaps	$—	$5,205	$—	$5,205

Fair value measurement information for financial instruments measured on a nonrecurring basis
The following table provides the fair value of financial instruments that are not recorded at fair value in the consolidated financial statements.

	March 31, 2014		December 31, 2013
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

	(in thousands)
Debt:
Revolving credit facility	$137,000	$137,000	$10,000	$10,000
7.625% Senior Notes due 2021	450,000	484,875	450,000	460,406

The following table provides the fair value of financial instruments that are not recorded at fair value in the consolidated financial statements.

	June 30, 2014		December 31, 2013
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

	(in thousands)
Debt:
Revolving credit facility	$46,000	$46,000	$10,000	$10,000
7.625% Senior Notes due 2021	450,000	497,250	450,000	460,406

The following table provides the fair value of financial instruments that are not recorded at fair value in the combined consolidated financial statements.

	December 31, 2013		December 31, 2012
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Debt:
Revolving credit facility	$10,000	$10,000	$—	$—
7.625% Senior Notes due 2021	450,000	460,406	—	—
Note payable	—	—	338	305